Estimated Annual Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Disclosure Estimated Annual Amortization Expense [Abstract]
2014	$ 21,603
2015	20,274
2016	17,882
2017	15,809
2018	$ 15,088